Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total assets	$ 4,912,484	$ 5,409,686
Unallocated:
Cash and cash equivalents	201,036	160,221	$ 142,860	$ 149,014
Advances to affiliates	1,953	5,143
LNG Segment [Member]
Segment Reporting Information [Line Items]
Total assets	4,432,664	4,924,627
LPG Segment [Member]
Segment Reporting Information [Line Items]
Total assets	276,831	319,695
Cash and Cash Equivalents [Member]
Unallocated:
Cash and cash equivalents	201,036	160,221
Affiliated Entity [Member]
Unallocated:
Advances to affiliates	$ 1,953	$ 5,143